UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21888
Oppenheimer Institutional Money Market Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2011

Item 1. Reports to Stockholders.

November 30, 2011

Oppenheimer

Institutional Money Market Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

Oppenheimer Institutional Money Market Fund Management Commentary and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2011, and are based on the total market value of investments.
5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.
7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2011	November 30, 2011	November 30, 2011

Actual
Class E	$1,000.00	$1,000.80	$0.50
Class L	1,000.00	1,000.50	0.80
Class P	1,000.00	1,000.30	1.00

Hypothetical (5% return before expenses)
Class E	1,000.00	1,024.57	0.51
Class L	1,000.00	1,024.27	0.81
Class P	1,000.00	1,024.07	1.02
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios based on the 6-month period ended November 30, 2011 is as follows:

Class	Expense Ratios

Class E	0.10%
Class L	0.16
Class P	0.20
The expense ratios reflect reduction to voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Distributor. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS November 30, 2011 / Unaudited

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Certificates of Deposit—38.5%
Yankee Certificates of Deposit—38.5%
Bank of Montreal, Chicago, 0.07%	12/1/11	12/1/11	$99,850,000	$99,850,000
Bank of Nova Scotia, Houston TX:
0.30%	12/19/11	12/19/11	50,000,000	50,000,000
0.30%	12/20/11	12/20/11	50,000,000	50,000,000
0.30%	2/10/12	2/10/12	19,100,000	19,100,000
0.45%	4/27/12	4/27/12	50,000,000	50,000,000
0.52%	5/23/12	5/23/12	48,600,000	48,600,000
0.52%	5/24/12	5/24/12	50,000,000	50,000,000
0.52%	5/25/12	5/25/12	74,400,000	74,400,000
Bank of Tokyo-Mitsubishi UFJ NY, 0.11%	12/7/11	12/7/11	100,000,000	100,000,000
DnB NOR Bank ASA NY:
0.21%	12/16/11	12/16/11	100,000,000	100,000,000
0.21%	12/22/11	12/22/11	40,000,000	40,000,000
0.21%	12/23/11	12/23/11	100,000,000	100,000,000
0.22%	12/21/11	12/21/11	100,000,000	100,000,000
Mitsubishi UFJ TR & BK NY, 0.16%[1]	12/6/11	12/6/11	100,000,000	100,000,000
National Australia Bank, New York:
0.28%	1/23/12	1/23/12	63,000,000	63,000,000
0.29%	12/2/11	12/2/11	42,000,000	42,000,000
0.29%	2/21/12	2/21/12	62,500,000	62,500,000
0.29%	2/21/12	2/21/12	75,000,000	75,000,000
0.31%	1/9/12	1/9/12	50,000,000	50,000,000
Nordea Bank Finland plc, New York, 0.35%	1/13/12	1/13/12	82,400,000	82,400,000
Rabobank Nederland NV, New York:
0.30%	1/17/12	1/17/12	90,000,000	90,000,000
0.35%	1/17/12	1/17/12	27,000,000	27,000,000
0.35%[2]	12/26/11	4/24/12	27,000,000	27,000,000
0.37%	2/9/12	2/9/12	20,000,000	20,000,000
0.40%[2]	12/13/11	9/13/12	50,000,000	50,000,000
0.46%[2]	2/16/12	5/16/12	93,500,000	93,500,000
Royal Bank of Canada, New York:
0.34%[2]	12/7/11	6/7/12	75,000,000	75,000,000
0.35%[2]	12/2/11	12/2/11	100,000,000	100,000,000
0.40%[2]	1/9/12	7/9/12	30,000,000	30,003,368
0.50%[2]	12/1/11	9/10/12	40,000,000	40,000,000
0.52%[2]	12/14/11	12/11/12	65,000,000	65,000,000
0.77%	11/28/12	11/28/12	50,000,000	50,000,000
Skandinaviska Enskilda Bank, New York:
0.37%	12/16/11	12/16/11	50,000,000	50,000,000
0.74%	5/4/12	5/4/12	10,000,000	10,000,000
Svenska Handelsbanken, New York:
0.10%	12/16/11	12/16/11	110,000,000	110,000,000
0.21%	12/21/11	12/21/11	50,000,000	50,000,000
0.22%	12/22/11	12/22/11	45,000,000	45,000,000
0.29%	12/28/11	12/28/11	51,800,000	51,801,940
9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Yankee Certificates of Deposit Continued
Swedbank AB, New York, 0.10%	12/8/11	12/8/11	$50,000,000	$50,000,000
Toronto Dominion Bank, New York:
0.13%	12/7/11	12/7/11	100,000,000	100,000,000
0.33%[2]	12/12/11	1/12/12	75,000,000	75,000,000
Westpac Banking Corp.:
0.25%	2/14/12	2/14/12	50,000,000	50,000,000
0.25%	2/16/12	2/16/12	50,000,000	50,000,000
0.25%	2/22/12	2/22/12	81,500,000	81,500,000

Total Certificates of Deposit (Cost $2,747,655,308)				2,747,655,308

Direct Bank Obligations—10.0%
Barclays US Funding LLC, 0.12%	12/1/11	12/1/11	50,000,000	50,000,000
Chase Bank USA NA, Grand Cayman, 0.01%	12/1/11	12/1/11	133,000,000	133,000,000
ING (US) Funding LLC:
0.21%	12/5/11	12/5/11	97,000,000	96,997,737
0.22%	12/12/11	12/12/11	56,000,000	55,996,236
National Australia Funding (Delaware), Inc., 0.23%[3]	12/1/11	12/1/11	59,178,000	59,178,000
Nordea North America, Inc., 0.33%	12/16/11	12/16/11	31,000,000	30,995,802
Skandinaviska Enskilda BankenAB:
0.25%[3]	12/13/11	12/13/11	18,800,000	18,798,433
0.26%[3]	12/20/11	12/20/11	72,600,000	72,590,229
Swedbank AB, 0.40%	12/15/11	12/15/11	50,000,000	49,992,222
Westpac Banking Corp.:
0.25%[3]	2/16/12	2/16/12	50,000,000	49,972,729
0.26%[3]	2/10/12	2/10/12	50,000,000	49,974,854
0.30%[3]	1/9/12	1/9/12	50,000,000	49,983,750

Total Direct Bank Obligations (Cost $717,479,992)				717,479,992

Short-Term Notes—41.6%
Banks—4.5%
HSBC USA, Inc.:
0.21%	12/12/11	12/12/11	100,000,000	99,993,583
0.21%	12/19/11	12/19/11	50,000,000	49,994,750
0.21%	12/22/11	12/22/11	50,000,000	49,993,875
0.25%	1/24/12	1/24/12	50,000,000	49,981,250
0.25%	2/10/12	2/10/12	73,900,000	73,863,563

				323,827,021
10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Electric Utilities—1.7%
Electricite De France:
0.35%[3]	12/6/11	12/6/11	$20,100,000	$20,099,023
0.35%[3]	12/7/11	12/7/11	30,872,000	30,870,199
0.43%[3]	1/5/12	1/5/12	23,000,000	22,990,385
0.43%[3]	1/27/12	1/27/12	50,000,000	49,965,958

				123,925,565

Leasing & Factoring—7.4%
American Honda Finance Corp.:
0.47%[2]	12/29/11	6/29/12	70,500,000	70,500,000
0.61%[1,2]	12/26/11	9/26/12	63,500,000	63,500,000
0.73%[1,2]	2/20/12	11/20/12	60,000,000	60,000,000
Toyota Motor Credit Corp.:
0.31%	12/19/11	12/19/11	50,000,000	49,992,250
0.34%	12/29/11	12/29/11	74,000,000	73,980,430
0.36%	1/26/12	1/26/12	13,000,000	12,992,720
0.37%	1/27/12	1/27/12	92,500,000	92,446,602
0.60%[2]	1/18/12	10/18/12	104,500,000	104,500,000

				527,912,002

Municipal—3.4%
AARP Nts., Series 2001, 0.15%[2]	12/7/11	12/7/11	25,000,000	25,000,000
Austin, TX Airport System Refunding Bonds, Series 2005-1, 0.16%[2]	12/7/11	12/7/11	500,000	500,000
Austin, TX Airport System Refunding Bonds, Series 2005-2, 0.16%[2]	12/7/11	12/7/11	500,000	500,000
Baltimore, MD General Obligation Bonds, Series 2003C, 0.18%[2]	12/7/11	12/7/11	11,720,000	11,720,000
Capital Markets Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.22%[2]	12/7/11	12/7/11	7,170,000	7,170,000
Cobb Cnty., GA Hospital Authority Revenue Anticipation Certificates, Equipment Pool Project, Series 2004, 0.14%[2]	12/7/11	12/7/11	25,000,000	25,000,000
Everett Clinic (The) Bonds, Series 2002, 0.38%[2]	12/7/11	12/7/11	200,000	200,000
Goshen, IN Economic Development, Goshen College Project, Series 2007, 0.15%[2]	12/7/11	12/7/11	20,230,000	20,230,000
Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-1, 0.25%[2]	12/7/11	12/7/11	3,750,000	3,750,000
Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-2, 0.19%[2]	12/7/11	12/7/11	17,865,000	17,865,000
Lewisburg, TN Industrial Development Board, Waste Management Project, Series 2003, 0.15%[2]	12/7/11	12/7/11	25,000,000	25,000,000
Macon-Bibb Cnty. Industrial Development Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 0.35%[2]	12/7/11	12/7/11	20,100,000	20,100,000
11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Municipal Continued
OH Higher Education Facilities Commission, Xavier University 2008 Project, Series B, 0.19%[2]	12/7/11	12/7/11	$20,480,000	$20,480,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 0.23%[2]	12/7/11	12/7/11	5,775,000	5,775,000
SC Jobs-Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.30%[2]	12/7/11	12/7/11	5,000,000	5,000,000
SE Public Service Authority of VA, Sr. Revenue Bonds, Regional Solid Waste System Project, Series 2007A, 0.20%[2]	12/7/11	12/7/11	12,825,000	12,825,000
St. Paul, MN Bonds, Rivercentre Arena Project, Series 2009A, 0.22%[2]	12/7/11	12/7/11	17,200,000	17,200,000
Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.22%[2]	12/7/11	12/7/11	6,700,000	6,700,000
Trinitas Hospital Bonds, Series 2006, 0.22%[2]	12/7/11	12/7/11	13,805,000	13,805,000

				238,820,000

Personal Products—3.7%
Reckitt Benckiser Treasury Services plc:
0.42%[3]	1/30/12	1/30/12	27,000,000	26,981,100
0.50%[3]	3/9/12	3/9/12	11,400,000	11,384,325
0.50%[3]	3/16/12	3/16/12	50,000,000	49,926,389
0.53%[3]	5/10/12	5/10/12	28,100,000	28,034,024
0.57%[3]	6/8/12	6/8/12	38,000,000	37,885,683
0.60%[3]	6/11/12	6/11/12	50,000,000	49,839,167
0.62%[3]	6/6/12	6/6/12	26,000,000	25,915,818
0.65%[3]	6/14/12	6/14/12	35,000,000	34,876,139

				264,842,645

Receivables Finance—15.2%
Alpine Securitization Corp.:
0.16%	12/19/11	12/19/11	48,300,000	48,296,136
0.20%	12/2/11	12/2/11	2,900,000	2,899,984
0.20%	12/22/11	12/22/11	50,000,000	49,994,167
0.21%	12/6/11	12/6/11	91,500,000	91,497,401
0.21%	12/20/11	12/20/11	62,000,000	61,993,128
0.23%	1/3/12	1/3/12	20,000,000	19,995,783
Chariot Funding LLC:
0.12%[3]	12/1/11	12/1/11	7,550,000	7,550,000
0.14%[3]	12/15/11	12/15/11	32,000,000	31,998,258
0.15%[3]	12/5/11	12/5/11	117,000,000	116,998,050
Gotham Funding Corp., 0.14%[3]	12/7/11	12/7/11	50,000,000	49,998,833
12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Receivables Finance Continued
Lexington Parker Capital Co. LLC:
0.37%[3]	1/18/12	1/18/12	$40,000,000	$39,980,267
0.37%[3]	1/20/12	1/20/12	39,000,000	38,979,958
0.37%[3]	1/24/12	1/24/12	39,000,000	38,978,355
Market Street Funding LLC, 0.23%[3]	2/1/12	2/1/12	47,535,000	47,516,171
Mont Blanc Capital Corp.:
0.24%[3]	12/9/11	12/9/11	46,000,000	45,997,547
0.27%[3]	12/1/11	12/1/11	127,000,000	127,000,000
0.27%[3]	12/6/11	12/6/11	30,900,000	30,898,841
Sheffield Receivables Corp.:
0.20%[3]	12/9/11	12/9/11	40,000,000	39,998,222
0.20%[3]	12/20/11	12/20/11	20,000,000	19,997,783
0.21%[3]	12/15/11	12/15/11	50,000,000	49,995,917
0.21%[3]	12/19/11	12/19/11	40,000,000	39,995,800
0.22%[3]	12/22/11	12/22/11	50,000,000	49,993,583
Variable Funding Capital Corp., 0.10%[3]	12/1/11	12/1/11	36,196,000	36,196,000

				1,086,750,184

Special Purpose Financial—5.7%
Concord Minutemen Cap. Corp. LLC:
0.28%	12/2/11	12/2/11	16,000,000	15,999,876
0.32%	1/5/12	1/5/12	30,000,000	29,990,667
0.35%	1/10/12	1/10/12	148,000,000	147,944,044
0.37%	1/12/12	1/12/12	67,500,000	67,472,029
0.37%	1/19/12	1/19/12	10,000,000	9,994,964
0.37%	1/24/12	1/24/12	17,000,000	16,990,565
FCAR Owner Trust I:
0.28%	1/6/12	1/6/12	13,400,000	13,396,248
0.28%	1/9/12	1/9/12	21,300,000	21,293,539
Lexington Parker Capital Co. LLC:
0.30%[3]	12/1/11	12/1/11	9,800,000	9,800,000
0.37%[3]	1/13/12	1/13/12	50,000,000	49,977,903
0.37%[3]	1/19/12	1/19/12	27,000,000	26,986,403

				409,846,238

Total Short-Term Notes (Cost $2,975,923,655)				2,975,923,655

U.S. Government Obligations—6.4%
U.S. Treasury Nts.:
0.75%	5/31/12	5/31/12	50,000,000	50,114,631
1.00%	4/30/12	4/30/12	75,000,000	75,213,941
1.13%	12/15/11	12/15/11	50,000,000	50,014,873
1.38%	2/15/12	2/15/12	100,000,000	100,216,070
1.38%	5/15/12	5/15/12	100,000,000	100,495,727
4.50%	3/31/12	3/31/12	78,000,000	79,074,235

Total U.S. Government Obligations (Cost $455,129,477)				455,129,477
13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity	Final Legal	Principal
	Date*	Maturity Date**	Amount	Value

Investment Company—3.5%
Prime Money Market Fund RBC Institutional, Cl. 1, 0.07%[4] (Cost $249,927,665)	12/1/11	12/1/11	$249,927,665	$249,927,665

Total Investments, at Value (Cost $7,146,116,097)			100.0%	7,146,116,097
Other Assets Net of Liabilities			0.0	1,561,243

Net Assets			100.0%	$7,147,677,340

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*	The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

**	If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $223,500,000 or 3.13% of the Fund’s net assets as of November 30, 2011.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,588,104,096 or 22.22% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4.	Rate shown is the 7-day yield as of November 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2011 based on valuation input level:

			Level 3 -
	Level 1 -	Level 2 -	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$2,747,655,308	$—	$2,747,655,308
Direct Bank Obligations	—	717,479,992	—	717,479,992
Short-Term Notes	—	2,975,923,655	—	2,975,923,655
U.S. Government Obligations	—	455,129,477	—	455,129,477
Investment Company	249,927,665	—	—	249,927,665

Total Assets	$249,927,665	$6,896,188,432	$—	$7,146,116,097

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2011

Assets
Investments, at value (cost $7,146,116,097)—see accompanying statement of investments	$7,146,116,097
Cash	354,157
Receivables and other assets:
Interest and dividends	2,571,469
Other	237,088

Total assets	7,149,278,811

Liabilities
Payables and other liabilities:
Dividends	876,156
Trustees’ compensation	587,867
Legal, auditing and other professional fees	68,940
Transfer and shareholder servicing agent fees	33,469
Shareholder communications	20,477
Service plan fees	249
Other	14,313

Total liabilities	1,601,471

Net Assets	$7,147,677,340

Composition of Net Assets
Par value of shares of beneficial interest	$7,148,005
Additional paid-in capital	7,140,856,947
Accumulated net investment loss	(413,305)
Accumulated net realized gain on investments	85,693

Net Assets	$7,147,677,340

Net Asset Value Per Share
Class E:
Net asset value and redemption price per share (based on net assets of $6,311,493,263 and 6,311,720,614 shares of beneficial interest outstanding)	$1.00
Class L Shares:
Net asset value and redemption price per share (based on net assets of $828,306,721 and 828,421,990 shares of beneficial interest outstanding)	$1.00
Class P Shares:
Net asset value and redemption price per share (based on net assets of $7,877,356 and 7,862,348 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2011

Investment Income
Interest	$9,479,588
Dividends	110,063

Total investment income	9,589,651

Expenses
Management fees	3,745,821
Transfer and shareholder servicing agent fees:
Class L	235,959
Class P	2,090
Shareholder communications:
Class E	7,583
Class L	41,279
Trustees’ compensation	65,854
Service plan fees—Class P	10,449
Administration service fees	750
Other	82,934

Total expenses	4,192,719
Less waivers and reimbursements of expenses	(9,326)

Net expenses	4,183,393

Net Investment Income	5,406,258

Net Realized Gain on Investments	27,192

Net Increase in Net Assets Resulting from Operations	$5,433,450

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS Unaudited

	Six Months	Year
	Ended	Ended
	November 30, 2011	May 31,
	(Unaudited)	2011
Operations
Net investment income	$5,406,258	$14,864,788
Net realized gain	27,192	58,501

Net increase in net assets resulting from operations	5,433,450	14,923,289

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(5,034,331)	(13,517,750)
Class L	(431,904)	(1,686,524)
Class P	(2,270)	(11,578)

	(5,468,505)	(15,215,852)
Distributions from net realized gain:
Class E	—	(23,827)
Class L	—	(2,973)
Class P	—	(20)

	—	(26,820)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	(768,554,283)	1,795,209,103
Class L	(51,643,492)	116,191,381
Class P	(2,429,532)	2,055,645

	(822,627,307)	1,913,456,129

Net Assets
Total increase (decrease)	(822,662,362)	1,913,136,746
Beginning of period	7,970,339,702	6,057,202,956

End of period (including accumulated net investment loss of $413,305 and $351,058, respectively)	$7,147,677,340	$7,970,339,702

See accompanying Notes to Financial Statements.
18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited

	Six Months
	Ended					Year Ended May 31,
Class E	November 30, 2011	2011		2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	—	[3]	— [3]	.02	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	—	[3]	— [3]	(.02)	(.05)	(.03)
Distributions from net realized gain	—	—	[3]	—	— [3]	—	—
Total dividends and/or distributions to shareholders	— [3]	—	[3]	— [3]	(.02)	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.08%	0.23%		0.28%	1.96%	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,311,493	$7,080,092		$5,285,125	$6,608,401	$5,697,092	$3,963,198

Average net assets (in thousands)	$6,517,474	$5,984,276		$5,755,335	$5,649,134	$5,462,546	$3,623,302

Ratios to average net assets:[5]
Net investment income	0.15%	0.22%		0.28%	1.89%	4.55%	5.25%
Total expenses	0.10%	0.11%		0.12%	0.13%	0.11%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.10%	0.11%		0.12%	0.13%	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited / Continued

	Six Months
	Ended					Year Ended May 31,
Class L	November 30, 2011	2011		2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	—	[3]	— [3]	.02	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	—	[3]	— [3]	(.02)	(.05)	(.04)
Distributions from net realized gain	—	—	[3]	—	— [3]	—	—

Total dividends and/or distributions to shareholders	— [3]	—	[3]	— [3]	(.02)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.05%	0.17%		0.23%	1.95%	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$828,307	$879,941		$763,826	$1,457,981	$753,342	$502

Average net assets (in thousands)	$940,951	$948,365		$1,766,105	$1,219,384	$443,323	$68

Ratios to average net assets:[5]
Net investment income	0.09%	0.17%		0.23%	1.97%	3.93%	3.62%
Total expenses	0.16%	0.17%		0.17%	0.15%	0.12%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%	0.17%		0.17%	0.14%	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Six Months
	Ended					Year Ended May 31,
Class P	November 30, 2011	2011		2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	—	[3]	— [3]	.02	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	—	[3]	— [3]	(.02)	(.05)	— [3]
Distributions from net realized gain	—	—	[3]	—	— [3]	—	—

Total dividends and/or distributions to shareholders	— [3]	—	[3]	— [3]	(.02)	(.05)	— [3]

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.03%	0.13%		0.18%	1.88%	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,877	$10,307		$8,252	$17,823	$939	$10

Average net assets (in thousands)	$8,323	$8,974		$12,254	$139,489	$517	$10

Ratios to average net assets:[5]
Net investment income	0.06%	0.12%		0.19%	2.26%	3.78%	4.79%
Total expenses	0.40%	0.41%		0.53%	0.39%	2.14%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.20%	0.21%		0.22%	0.18%	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of November 30, 2011, approximately 93% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class E, Class L and Class P shares. Class E and Class L shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class P shares will normally be sold at net asset value per share without any initial sales charge and are subject to a service plan. Class L and Class P shares are offered directly to institutional investors and may only be sold through an investment professional. Brokers or other investment professionals that offer Class L and Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of
22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year end May 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
23 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
November 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,233
Payments Made to Retired Trustees	—
Accumulated Liability as of November 30, 2011	343,550
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
24 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount

Class E
Sold	18,817,944,676	$18,817,944,676	42,807,694,143	$42,807,694,143
Dividends and/or distributions reinvested	630,338	630,338	1,461,348	1,461,348
Redeemed	(19,587,129,297)	(19,587,129,297)	(41,013,946,388)	(41,013,946,388)

Net increase (decrease)	(768,554,283)	$(768,554,283)	1,795,209,103	$1,795,209,103

Class L
Sold	14,294,929,428	$14,294,929,428	28,003,367,655	$28,003,367,655
Dividends and/or distributions reinvested	261,164	261,164	1,053,369	1,053,369
Redeemed	(14,346,834,084)	(14,346,834,084)	(27,888,229,643)	(27,888,229,643)

Net increase (decrease)	(51,643,492)	$(51,643,492)	116,191,381	$116,191,381

Class P
Sold	1,273,200	$1,273,200	8,500,000	$8,500,000
Dividends and/or distributions reinvested	1,268	1,268	3,402	3,402
Redeemed	(3,704,000)	(3,704,000)	(6,447,757)	(6,447,757)

Net increase (decrease)	(2,429,532)	$(2,429,532)	2,055,645	$2,055,645

25 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended November 30, 2011, the Fund paid $243,540 to OFS for services to the Fund.
Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager has agreed to waive its management fees and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares. The Manager waived and/or reimbursed the Fund $737 for Class E, $229 for Class L and $1 for Class P.
     The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield.
     The Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. For the six months ended November 30, 2011, the Distributor waived $8,359 for Class P shares.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
4. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor
26 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

(the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a
27 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Pending Litigation Continued
stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
28 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
29 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Christopher Proctor, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of all institutional money market funds. The Board noted that the Fund’s one-year and three-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and all other institutional money market funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to waive its management fee and/or reimburse expenses such that the total annual fund operating expenses will not exceed 0.15% for Class E shares, 0.19% for Class L shares, and 0.24% for Class P shares. The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. These
30 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

undertakings are voluntary and may be amended or withdrawn at any time. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
31 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
32 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND, INC .

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Carol E. Wolf, Vice President
Christopher Proctor, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent	KPMG llp
Registered Public
Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the
Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
33 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
34 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
35 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
      (2) Exhibits attached hereto.
      (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Institutional Money Market Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	1/10/2012

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date:	1/10/2012